Investments - Summary of Short-Term Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Sep. 16, 2025	Dec. 31, 2024	Jun. 12, 2024
Disclosure of Current Investments [Line Items]
Short term investments	$ 35,111		$ 59,009
Patria Latin American Opportunity Acquisition Corp. [Member]
Disclosure of Current Investments [Line Items]
Public shares	4,541,424	4,541,424	12,339,057	12,339,057
Total value of public shares	$ 56,000		$ 141,000
Securities
Disclosure of Current Investments [Line Items]
Short term investments	35,111		4,956
Investments held in trust account
Disclosure of Current Investments [Line Items]
Short term investments	$ 0		$ 54,053